Consolidated Statement of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Operating income other than revenue	$ 15	$ 16	$ 22
OPERATING EXPENSES
Research and development expenses	(62,872)	(54,912)	(23,711)
General and administrative expenses	(14,297)	(12,568)	(6,452)
Total operating expenses	(77,169)	(67,480)	(30,163)
OPERATING LOSS	(77,154)	(67,464)	(30,141)
Finance income	393	590	36
Finance expense		(1)	(97)
NET LOSS BEFORE TAX	(76,761)	(66,875)	(30,202)
Income tax benefit / (expense)	45	(51)
NET LOSS FOR THE YEAR	$ (76,716)	$ (66,926)	$ (30,202)
Net loss per share
Basic	$ (1.91)	$ (2.25)	$ (1.40)
Diluted	$ (1.91)	$ (2.25)	$ (1.40)
Items that will not be reclassified to profit and loss
Remeasurements on post-employment benefit plans	$ (544)	$ (142)	$ (599)
Items that may be reclassified to profit or loss
Currency translation differences			(83)
TOTAL OTHER COMPREHENSIVE LOSS	(544)	(142)	(682)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (77,260)	$ (67,068)	$ (30,884)